Tax Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Tax Assets And Liabilities [Abstract]
Summary of Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2023	2024
Deductible temporary differences	40,735	461
Tax losses carry forwards	155,288	30,493
Total	196,023	30,954

Summary of Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2023*	2024	2023*	2024	2023*	2024
Particulars	Assets		Liabilities		Net
Property, plant and equipment	86	1,249	(3,467)	(3,062)	(3,381)	(1,813)
Intangible assets, excluding goodwill	—	—	(11,315)	(7,239)	(11,315)	(7,239)
Trade and other receivables	43	870	—	—	43	870
Other current assets	—	3,037	—	—	—	3,037
Convertible notes	—	—	(2,082)	(4,314)	(2,082)	(4,314)
Employee benefits	86	2,704	—	—	86	2,704
Other non-current liabilities	10	—	—	—	10	—
Other current liabilities	—	1,949	—	—	—	1,949
Lease liabilities	3,467	3,767	—	—	3,467	3,767
Tax loss carry forwards	12,350	99,953	—	—	12,350	99,953
Trade and other payables	—	1,825	—	—	—	1,825
Contract liabilities	—	240	—	—	—	240
Share based payments	—	23,627	—	—	—	23,627
Others	—	—	—	(43)	—	(43)
Deferred tax assets/ (liabilities) before set off	16,042	139,221	(16,864)	(14,658)	(822)	124,563
Set off	(16,042)	(9,904)	16,042	9,904	—	—
Net deferred tax assets/(liabilities)	—	129,317	(822)	(4,754)	(822)	124,563

* The Group has adopted Deferred tax related to assets and liabilities arising from a Single Transaction (Amendments to IAS 12) from April 1, 2023. Following the amendments, the Group has recognised a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its rights-of-use assets. There was no impact on the opening accumulated deficit as at April 1, 2022 and April 1, 2023 as a result of the amendment (refer note 3).

Summary of Movement in Deferred Tax Assets/(Liabilities)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2022	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2023
Property, plant and equipment	(2,785)	—	(838)	—	242	(3,381)
Intangible assets, excluding goodwill	(15,337)	(342)	4,093	—	271	(11,315)
Trade and other receivables	47	—	—	—	(4)	43
Convertible notes	(4,314)	—	2,232	—	—	(2,082)
Employee benefits	92	—	1	—	(7)	86
Other non-current liabilities	23	—	(11)	—	(2)	10
Lease liabilities	2,870	—	846	—	(249)	3,467
Tax losses carry forward	16,808	202	(4,474)	—	(186)	12,350
Total	(2,596)	(140)	1,849	—	65	(822)

Particulars	Balance as at April 1, 2023	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2024
Property, plant and equipment	(3,381)	—	1,556	—	12	(1,813)
Intangible assets, excluding goodwill	(11,315)	(189)	4,307	—	(42)	(7,239)
Trade and other receivables	43	—	876	—	(49)	870
Other current assets	—	—	3,015	—	22	3,037
Convertible notes	(2,082)	—	(2,232)	—	—	(4,314)
Employee benefits	86	—	2,399	248	(29)	2,704
Other non-current liabilities	10	—	(10)	—	—	—
Other current liabilities	—	—	1,924	—	25	1,949
Lease liabilities	3,467	—	325	—	(25)	3,767
Tax losses carry forward	12,350	—	88,179	—	(576)	99,953
Trade and other payables	—	—	1,831	—	(6)	1,825
Contract liabilities	—	—	241	—	(1)	240
Share based payments	—	—	23,786	—	(159)	23,627
Others	—	—	(48)	—	5	(43)
Total	(822)	(189)	126,149	248	(823)	124,563